Segments (Tables)	6 Months Ended
Jun. 30, 2026
Segments [Abstract]
Schedule of Reportable Segment and the Expenses Reviewed by the CODM	The following table sets forth information about the Company’s single reportable segment and the expenses reviewed by the CODM, including a reconciliation to the consolidated loss before income taxes:
	For the Three Months Ended June 30,		For the Six Months Ended June 30,
in thousands	2026	2025	2026	2025
Revenues	$1,636	$—	$3,515	$—
Cost of sales	(1,751)	—	(3,186)	—
Gross (loss) profit	(115)	—	329	—

Selling, general and administrative
Segment selling, general and administrative	$(1,503)	$—	$(2,042)	$—
Segment salaries and bonuses	(630)	—	(1,062)	—
Corporate selling, general and administrative(1)	(9,939)	(2,900)	(25,067)	(5,702)
Other segment items(2)	226	(37,991)	(424,432)	(53,185)
Loss before income taxes	$(11,961)	$(40,891)	$(452,274)	$(58,887)

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(1)      Corporate selling, general and administrative costs primarily consist of unallocated corporate costs, such as costs incurred as part of the Business Combination.

(2)      Other segment items primarily consists of interest (expense) income, net, other (expense) income, net, provision for credit losses, change in fair value of financial instruments, and loss on foreign currency